Submission	Mar. 24, 2026
Submission [Line Items]
Central Index Key	0001666244
Registrant Name	Cantor Fitzgerald Income Trust, Inc.
Form Type	S-11
Submission Type	S-11
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A